Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Income by Component (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2015	$ (28,527)
Other comprehensive income (loss) before reclassifications	(736)
Amounts reclassified from accumulated other comprehensive loss	559
Other comprehensive (loss) income	(177)	$ 8,263	$ (41,741)
Balance at December 31, 2016	(28,704)	(28,527)
Foreign Currency [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2015	(16,346)
Balance at December 31, 2016	(16,346)	(16,346)
Unrealized (Loss) Gain on Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2015	(2,900)
Other comprehensive income (loss) before reclassifications	996
Amounts reclassified from accumulated other comprehensive loss	(1,204)
Other comprehensive (loss) income	(208)
Balance at December 31, 2016	(3,108)	(2,900)
Unrealized (Loss) Gain on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2015	(2,255)
Other comprehensive income (loss) before reclassifications	(2,638)
Amounts reclassified from accumulated other comprehensive loss	1,763
Other comprehensive (loss) income	(875)
Balance at December 31, 2016	(3,130)	(2,255)
Other Comprehensive Loss on Pension Liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2015	(7,026)
Other comprehensive income (loss) before reclassifications	906
Other comprehensive (loss) income	906
Balance at December 31, 2016	$ (6,120)	$ (7,026)